Derivative Liabilities (Details) - $ / shares						2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 21, 2023	Apr. 28, 2023	Mar. 02, 2023	Feb. 01, 2023	Jul. 15, 2022	Jun. 30, 2023	Dec. 12, 2022	Nov. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 24, 2024	Sep. 13, 2024	Sep. 13, 2023	Jul. 01, 2023
Derivative Liabilities [Line Items]
Warrants purchase					231,828
Warrant exercise price (in Dollars per share)	$ 4				$ 2.01							$ 0.28		$ 3
Price per share (in Dollars per share)	$ 4					$ 5									$ 5
Warrants maturity date		Apr. 27, 2027
Derivative liability warrants outstanding term									2 years 9 months 21 days		3 years 9 months 21 days
Derivative liability warrants outstanding		231,828
Expected life of the warrants	Nov. 21, 2028	Apr. 27, 2027
Weighted average life of warrants outstanding				10 years		10 years	10 years	10 years	3 years 8 months 15 days	4 years 4 months 9 days
IPO warrants [Member]
Derivative Liabilities [Line Items]
Warrants issued	75,000
Warrants maturity date	Nov. 21, 2028
Derivative Liability Warrants [Member]
Derivative Liabilities [Line Items]
Derivative liability warrants outstanding term									3 years 8 months 15 days		2 years 11 months 15 days
Warrant [Member]
Derivative Liabilities [Line Items]
Warrant exercise price (in Dollars per share)			$ 3										$ 3
Share issued			250,000		231,828
Warrants issued	75,000